SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Selling expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Selling expenses
Advertising expenses	¥ 16,871	$ 2,647	¥ 18,886	¥ 16,707